Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Information Related to Asset Retirement Obligations

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2015	$206,234
Additions to asset retirement obligations	4,562
Accretion expense	1,069
Liabilities settled	(1,605)

Balance at March 31, 2016	$210,260